Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Federal	$ 1,487,108	$ 1,281,207	$ 2,073,533
State	210,840	218,358	334,875
Deferred:
Federal	345,392	384,793	(1,206,333)
State	51,660	68,642	(287,875)
Provision for income taxes	2,095,000	1,953,000	914,200
Reconciliation of the federal statutory rate to the effective income tax rate
Federal statutory income tax rate (as a percent)	34.00%	34.00%	34.00%
State tax, net of federal benefit (as a percent)	2.00%	2.00%	1.00%
Tax exempt investment income (as a percent)	(7.00%)	(8.00%)	(10.00%)
Earnings from bank owned life insurance (as a percent)	(2.00%)	(3.00%)	(4.00%)
Other (as a percent)	0.00%	0.00%	(1.00%)
Effective tax rate expense (as a percent)	27.00%	25.00%	20.00%
Components of deferred income taxes included in other assets in the statements of condition
Allowance for loan losses	1,063,000	1,111,000
Deferred compensation	237,000	238,000
Investment security charges/adjustments	5,239,000	5,241,000
Pension benefits	447,000	626,000
Other	23,000	89,000
Subtotal deferred tax assets	7,009,000	7,305,000
Depreciation	(754,000)	(565,000)
Mortgage related fees	(362,000)	(369,000)
Intangible amortization	(983,000)	(493,000)
Purchase accounting adjustments	(63,000)	(158,000)
Prepaid expenses	(192,000)	(79,000)
Unrealized gains on securities available for sale	(1,964,000)	(75,000)
Other	(1,000)	(98,000)
Subtotal deferred tax liability	(4,319,000)	(1,837,000)
Total deferred income tax asset, net	$ 2,690,000	$ 5,468,000